BANK LOANS (Tables)	12 Months Ended
Mar. 31, 2023
Debt Disclosure [Abstract]
Schedule of bank loans

	March 31,	March 31,
	2023	2022

Canada Emergency Business Account Program (“CEBA Loan”) (1)	$118,224	$160,060
National Bank of Canada (“National Bank”) – (see note 7)	–	6,190,292
HSBC Bank – (see note 7)	–	12,497,225
Bank of China (“BOC”) (2)	44,149,424	–
National Bank of Canada (“National Bank”) – (see note 7) Private mortgage at 95 Moatfield	3,694,500	–
TD Trust	7,218	9,728
RBC line of credit	21,982	12,405
Less: unamortized financing cost	(296,648)	(49,130)
	47,694,700	18,820,580
Less: current portion of bank loans	(47,694,700)	(542,264)
Total	$–	$18,278,316